SCHEDULE OF UNCERTAIN TAX POSITIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance of uncertain tax positions	$ 393	$ 121
Additions based on current year’s tax positions
Net changes based on prior year’s tax positions		272
Ending balance of uncertain tax positions	$ 393	$ 393